Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share

13.       Earnings per share:

All common shares issued have equal rights to vote and participate in dividends. The restricted shares issued under the Company’s equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued, determined in accordance with the treasury stock method. For the years ended December 31, 2023, 2024 and 2025 the denominator of the diluted earnings per share calculation includes 470,082 common shares, 1,819,658 common shares and 417,658 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.

The Company calculates basic and diluted earnings per share as follows:

	Years ended December 31,
	2023	2024	2025
Income :
Net income	$173,556	$304,654	$84,174

Basic earnings per share:
Weighted average common shares outstanding, basic	98,457,929	106,883,330	115,002,721
Basic earnings per share	$1.76	$2.85	$0.73

Effect of dilutive securities:
Dillutive potential common shares	470,082	1,819,658	417,658

Weighted average common shares outstanding, diluted	98,928,011	108,702,988	115,420,379

Diluted earnings per share	$1.75	$2.80	$0.73